Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 8.3%
106,470		Activision Blizzard, Inc.	$8,769,934	1.2
522,542		AT&T, Inc.	14,328,102	1.9
279,668		Fox Corp. - Class A	10,470,770	1.4
206,618		ViacomCBS, Inc. - Class B	8,564,316	1.1
113,342	(1)	Walt Disney Co.	20,548,904	2.7
			62,682,026	8.3

		Consumer Discretionary: 5.5%
102,991	(1)	Caesars Entertainment, Inc.	10,466,975	1.4
51,812	(1)	Expedia Group, Inc.	7,486,834	1.0
337,283		Gap, Inc.	9,015,575	1.2
38,107		McDonald's Corp.	9,048,888	1.2
33,297		Nike, Inc. - Class B	5,485,348	0.7
			41,503,620	5.5

		Consumer Staples: 7.4%
197,843		Coca-Cola Co.	11,140,539	1.5
238,142		Philip Morris International, Inc.	24,528,626	3.3
134,426		Walmart, Inc.	19,908,491	2.6
			55,577,656	7.4

		Energy: 5.1%
327,951		BP PLC ADR	8,021,681	1.1
71,095		Chevron Corp.	6,879,863	0.9
207,539		ConocoPhillips	11,524,641	1.5
108,576		Diamondback Energy, Inc.	8,375,553	1.1
51,971		Valero Energy Corp.	3,446,197	0.5
			38,247,935	5.1

		Financials: 21.5%
198,056	(2)	Apollo Global Management, Inc.	11,839,788	1.6
80,705		Assurant, Inc.	13,728,727	1.8
590,097		Bank of America Corp.	24,636,550	3.2
245,548		Bank of New York Mellon Corp.	13,559,161	1.8
89,927		Chubb Ltd.	16,539,374	2.2
216,413		Citigroup, Inc.	15,562,259	2.1
291,496		Equitable Holdings, Inc.	9,039,291	1.2
47,481		PNC Financial Services Group, Inc.	9,073,619	1.2
303,904		Synchrony Financial	15,119,224	2.0
256,407		Truist Financial Corp.	14,630,583	1.9
328,928		US Bancorp	18,877,178	2.5
			162,605,754	21.5

		Health Care: 17.2%
105,633	(2)	Alcon, Inc.	8,711,554	1.2
196,770		Bristol-Myers Squibb Co.	13,156,042	1.7
54,759		Eli Lilly & Co.	14,143,702	1.9
142,753		Johnson & Johnson	24,714,827	3.3
49,600		McKesson Corp.	10,125,344	1.3
115,427		Medtronic PLC	15,407,196	2.0
25,182		Thermo Fisher Scientific, Inc.	13,974,751	1.8
56,638		UnitedHealth Group, Inc.	23,576,700	3.1
43,530		Zimmer Biomet Holdings, Inc.	$6,549,088	0.9
			130,359,204	17.2

		Industrials: 12.1%
399,926		Howmet Aerospace, Inc.	12,697,650	1.7
66,498		L3Harris Technologies, Inc.	15,494,699	2.0
476,615		nVent Electric PLC	16,376,491	2.2
28,783		Old Dominion Freight Line	8,310,228	1.1
225,830		Raytheon Technologies Corp.	19,141,351	2.5
18,829		Roper Technologies, Inc.	9,099,679	1.2
29,967	(1)	United Rentals, Inc.	10,567,863	1.4
			91,687,961	12.1

		Information Technology: 9.2%
95,854		Dolby Laboratories, Inc.	9,500,090	1.3
67,297	(1)	Fiserv, Inc.	7,926,914	1.1
64,126		Microchip Technology, Inc.	10,090,867	1.3
77,430		Motorola Solutions, Inc.	18,909,955	2.5
53,041		NXP Semiconductor NV - NXPI - US	11,410,710	1.5
90,347		SYNNEX Corp.	11,480,393	1.5
			69,318,929	9.2

		Materials: 4.0%
21,789		Air Products & Chemicals, Inc.	5,872,353	0.8
115,430	(1)	Alcoa Corp.	5,121,629	0.7
152,091		CF Industries Holdings, Inc.	6,907,973	0.9
67,980		Eastman Chemical Co.	7,692,617	1.0
30,195		Reliance Steel & Aluminum Co.	4,530,458	0.6
			30,125,030	4.0

		Real Estate: 4.2%
162,022		American Homes 4 Rent	6,795,203	0.9
41,282		ProLogis, Inc.	5,559,034	0.7
77,024	(1)	Ryman Hospitality Properties	6,398,384	0.9
120,022		Spirit Realty Capital, Inc.	6,213,539	0.8
131,665		UDR, Inc.	7,112,543	0.9
			32,078,703	4.2

		Utilities: 5.0%
58,473		Ameren Corp.	5,129,251	0.6
58,887		American Electric Power Co., Inc.	5,274,509	0.7
68,282		CMS Energy Corp.	4,378,925	0.6
60,162		Entergy Corp.	6,654,519	0.9
188,409		Exelon Corp.	9,235,809	1.2

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
116,401		Public Service Enterprise Group, Inc.	$7,442,680	1.0
			38,115,693	5.0

	Total Common Stock
	(Cost $603,762,494)		752,302,511	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 1.4%
2,442,100	(3)	Bethesda Securities LLC, Repurchase Agreement dated 08/31/21, 0.09%, due 09/01/21 (Repurchase Amount $2,442,106, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $2,495,526, due 01/01/25-08/01/51)	2,442,100	0.4
2,442,100	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $2,442,103, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $2,490,942, due 10/01/21-06/20/71)	2,442,100	0.3
723,837	(3)	Daiwa Capital Markets, Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $723,838, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $738,314, due 12/09/21-09/01/51)	723,837	0.1
2,442,063	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $2,442,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $2,490,904, due 09/09/21-08/20/51)	$2,442,063	0.3
2,442,100	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/21, 0.11%, due 09/01/21 (Repurchase Amount $2,442,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,491,299, due 07/15/23-02/15/48)	2,442,100	0.3

	Total Repurchase Agreements
	(Cost $10,492,200)		10,492,200	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
3,440,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $3,440,000)	3,440,000	0.4

	Total Short-Term Investments
	(Cost $13,932,200)	13,932,200	1.8

	Total Investments in Securities (Cost $617,694,694)	$766,234,711	101.3
	Liabilities in Excess of Other Assets	(9,965,361)	(1.3)
	Net Assets	$756,269,350	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2021.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$752,302,511	$–	$–	$752,302,511
Short-Term Investments	3,440,000	10,492,200	–	13,932,200
Total Investments, at fair value	$755,742,511	$10,492,200	$–	$766,234,711

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $630,608,333.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$151,899,806
Gross Unrealized Depreciation	(16,268,904)
Net Unrealized Appreciation	$135,630,902